INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Line Items]
Income tax expense	$ 7,610	$ 1,094
Pre-tax loss	$ 65,983	$ 4,650
Average effective tax rate	12.00%
Current tax expense	$ 2,600
Deferred tax expense	$ 5,000
Applicable tax rate	30.00%
Derecognition of deferred tax assets	$ 16,700
Unrecognized tax benefit from current period losses	2,500
Tax expense related to US tax rates	5,800
Withholding tax on U.S. source interest income	2,300
Net deferred tax liabilities	5,000
Pre-change losses
Income Tax Disclosure [Line Items]
Deferred tax assets	$ 38,800